SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options
	Number of options		Weighted average exercise price
	2024	2023	2024	2023
	(Thousands)		(USD)

Outstanding of 1 January	1,852	2,386	15.82	14.62
Forfeited during the year	(211)	(361)	17.93	12.66
Exercised during the year	(273)	(173)	4.15	1.34

Outstanding of December 31	1,368	1,852	17.83	15.82
Exercisable of December 31	1,027	1,043

Disclosure of expense recognized in the statement of operation and other comprehensive income
	Year ended December 31
	2024	2023	2022
	USD thousands

Selling and marketing	4,216	3,740	10,593
Research and development	2,930	3,308	8,034
General and administrative	4,314	12,121	31,878

	11,460	19,169	50,505

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2024	2023	2024	2023
	(Thousands)

Outstanding at 1 January	1,046	2,644	15.20	16.55
Forfeited during the year	(158)	(127)	6.37	12.55
Exercised during the year	(905)	(1,647)	14.65	16.42
Granted during the year	2,454	176	5.37	4.32

Outstanding at December 31	2,437	1,046	6.08	15.20

Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2024	2023	2024	2023
	(Thousands)

Outstanding at January 1	476	996	16.48	17.87
Forfeited during the year	-	(127)	-	12.66
Exercised during the year	(476)	(465)	16.48	18.64
Granted during the year	381	72	7.69	4.32

Outstanding at December 31	381	476	7.69	16.48